File No. 33-83132 and 811-8718

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 14 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No. 15 X
(Check appropriate box or boxes)

IPS FUNDS

1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 865.524.1676

Gregory D'Amico, 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909
(Name and Address of Agent for Service)

          With copy to: Reinaldo Pascual, Esq., Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309

Release Date:  November 8, 2000

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b)	X	on December 1, 2000 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)		on (date) pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2)		on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant hereby registers an indefinite number of securities under Rule 24f-2 of the Investment Company Act of 1940.

If appropriate, check the following box:

/X/     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment filed pursuant to Rule 485(b)(1)(iii) which is solely for the purpose of extending the effective date for the Registrant's Post-Effective Amendment No. 12, filed July 27, 2000 pursuant to Rule 485(a) under the Securities Act of 1933 to December 1, 2000, incorporates by reference into this filing Post-Effective Amendment No. 12 in its entirety, including the cross-reference sheets, prospectus, Statement of Additional Information, Part C, and exhibits.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Knoxville, State of Tennessee, on the 8th day of November, 2000.

          Registrant certifies that this Post-Effective Amendment is filed pursuant to Rule 485 solely for one of the purposes specified in paragraph (b) of that Rule and no material event requiring disclosure in the prospectus, other than those permitted by paragraph (b) of Rule 485, or that was previously discussed with the Staff of the Commission, has occurred since the latest of the dates specified in Rule 485(b)(2).

IPS FUNDS
/s/ Greg D'Amico By: Greg D'Amico, President

Power of Attorney

          KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Gregory D'Amico and Robert Loest, or either of them, as his true and lawful attorney-in-fact and agent, with full power of substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, and all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or either of them, or their or his substitute or substitut es, may lawfully do or cause to be done by virtue hereof.

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Dated as of the 8th day of November, 2000.

/s/ Greg D'Amico Gregory D'Amico, President, Chief Financial Officer, Treasurer and Trustee
/s/ Robert Loest Robert Loest, Trustee
/s/ Woodrow Henderson Woodrow Henderson, Trustee**
/s/ Vanita Bisaria Vanita Bisaria, Trustee**
/s/ Billy Wayne Stegall Billy Wayne Stegall, Jr.**
**By: /s/ Greg D'Amico Date: 11/8/2000 Gregory D'Amico Attorney-in-Fact